COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	$ 0	$ 0
Outstanding Guarantees	55,825
Line of Credit Facility, Amount Outstanding		$ 265,560	$ 330,806
Purchase Obligations	176,824
Purchase Obligation, Due in Next Twelve Months	148,440
Purchase Obligation 1-3 Years	17,740
Purchase Obligation 3-4 Years	7,096
Purchase Obligation after 5 Years	3,548
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	574
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	759
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 8,185